Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Total Shareholders’ Equity	Contributed Surplus	Retained Earnings	Total Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes	Non-Controlling Interest in Subsidiaries	Preferred shares and other equity instruments	Common shares
Balance at beginning of period at Oct. 31, 2024				$ 354	$ 46,469		$ (321)	$ (1,519)	$ 6,381	$ 874	$ 4	$ 36	$ 8,087	$ 23,921
Statement [Line Items]
Redeemed during the period													(300)
Issued under the Stock Option Plan														49
Treasury shares purchased														(7)
Purchased for cancellation														(40)
Issued for acquisition (Note 13)														0
Stock option expense, net of options exercised				8
Net premium (discount) on sale of treasury shares				1
Net income attributable to bank shareholders	$ 2,138				2,134
Dividends on preferred shares and distributions payable on other equity instruments					(65)
Dividends on common shares					(1,159)
Common shares purchased for cancellation (Note 6)					(136)
Unrealized gains on fair value through OCI debt securities arising during the period							120
Unrealized (losses) on fair value through OCI equity securities arising during the period							(11)
Reclassification to earnings of (gains) during the period	(6)	[1]					(6)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	375	[2]						375
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	341	[3]						341
Unrealized gains (losses) on translation of net foreign operations	2,612								2,612
Unrealized gains (losses) on hedges of net foreign operations	(541)	[4]							(541)
Gains on remeasurement of pension and other employee future benefit plans	22	[5]								22
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(88)	[6]									(88)
Net income (loss) attributable to non-controlling interest in subsidiaries	4											4
Other												1
Balance at end of period at Jan. 31, 2025	87,600		$ 87,559	363	47,243	$ 8,243	(218)	(803)	8,452	896	(84)	41	7,787	23,923
Balance at beginning of period at Oct. 31, 2025	88,100			373	47,377		(89)	527	6,778	1,011	(241)	49	8,956	23,359
Statement [Line Items]
Redeemed during the period													(1,250)
Issued under the Stock Option Plan														75
Treasury shares purchased														(8)
Purchased for cancellation														(199)
Issued for acquisition (Note 13)														481
Stock option expense, net of options exercised				7
Net premium (discount) on sale of treasury shares				(1)
Net income attributable to bank shareholders	2,489				2,490
Dividends on preferred shares and distributions payable on other equity instruments					(81)
Dividends on common shares					(1,179)
Common shares purchased for cancellation (Note 6)					(889)
Unrealized gains on fair value through OCI debt securities arising during the period							203
Unrealized (losses) on fair value through OCI equity securities arising during the period							(3)
Reclassification to earnings of (gains) during the period	(11)	[1]					(11)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(569)	[2]						(569)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	173	[3]						173
Unrealized gains (losses) on translation of net foreign operations	(1,931)								(1,931)
Unrealized gains (losses) on hedges of net foreign operations	532	[4]							532
Gains on remeasurement of pension and other employee future benefit plans	56	[5]								56
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(242)	[6]									(242)
Net income (loss) attributable to non-controlling interest in subsidiaries	(1)											(1)
Other												(2)
Balance at end of period at Jan. 31, 2026	$ 85,751		$ 85,705	$ 379	$ 47,718	$ 6,194	$ 100	$ 131	$ 5,379	$ 1,067	$ (483)	$ 46	$ 7,706	$ 23,708

[1]	Net of income tax provision of $3 million, $12 million, $2 million for the three months ended.
[2]	Net of income tax (provision) recovery of $221 million, $(324) million, $(148) million for the three months ended.
[3]	Net of income tax (recovery) of $(67) million, $(96) million, $(129) million for the three months ended.
[4]	Net of income tax (provision) recovery of $(205) million, $80 million, $208 million for the three months ended.
[5]	Net of income tax (provision) of $(21) million, $(34) million, $(8) million for the three months ended.
[6]	Net of income tax (provision) recovery of $93 million, $(4) million, $34 million for the three months ended.